Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

a.
On November 27, 2017, the Company completed its merger with TIL. As consideration for the merger, the Company issued 11,122,193 Class A common shares to the TIL shareholders (other than the Company and its subsidiaries), including 1,031,250 shares to Teekay, for $151.3 million, or $13.6 per share (notes 5 and 24).

b.	On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% of TTOL, which owns vessel management operations.

c.	In January 2017, the Company issued 269,397 shares of Class A common stock in a private placement to Teekay at a price of $18.6 per share for gross proceeds of $5.0 million (note 5).
Management Fee – Related and Other

d.
The Company's operations are conducted in part by its subsidiaries who receive services from Teekay's wholly-owned subsidiary, Teekay Shipping Ltd. (or the Manager), and its affiliates. The Manager provides various services under a long-term management agreement (the Management Agreement). Commencing October 1, 2018, the Company elected to receive vessel management services for its owned and leased vessels (other than certain former TIL vessels, which are technically managed by a third party) from its wholly-owned subsidiaries and will no longer contract these services from the Manager. Prior to this date, the Manager was required to provide these services to the Company, which it did by subcontracting such services from the Company's subsidiary TTOL and its affiliates.

e.	Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Year Ended December 31,
	2019 $	2018 $	2017 $
RSA management fees and commissions (i)	—	—	(2,799)
Commercial management fees (ii)	—	—	(1,187)
Vessel operating expenses - technical management fee (iii)	(1,202)	(10,400)	(8,775)
Strategic and administrative service fees (iv)	(31,422)	(32,918)	(21,185)
Secondment fees (v)	(185)	(679)	(382)
Lay-up services revenues	—	—	33
LNG terminal services revenues (vi)	1,979	1,689	388
Technical management fee recoveries (vii)	765	13,811	7,666
Service revenues (viii)	320	1,019	1,939
Entities under Common Control (note 4)
RSA management fees and commissions (i)	—	—	2,799
Commercial management fees (ii)	—	—	1,187
Strategic and administrative service fees (iv)	—	—	(7,026)
Secondment fees (v)	—	—	(248)
Technical management fee revenues (vii)	—	—	4,890
Service revenues (viii)	—	—	1,772

i
The Company’s share of TTOL’s fees related to revenue sharing agreements are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of income (loss). The Company acquired the remaining 50% interest in TTOL on May 31, 2017 (notes 4 and note 7c). Subsequent to the acquisition, the Company's share of TTOL's fees has been eliminated.

ii.
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels, which are not included in the RSAs. These fees are reflected in voyage expenses on the Company’s consolidated statements of income (loss). Subsequent to the Company's acquisition of the remaining 50% interest in TTOL, the Company's share of the Manager's commercial management fees has been eliminated.

iii.
The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company’s consolidated statements of income (loss). Commencing October 1, 2018, the Company has elected to receive ship management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.

iv.
The Manager’s strategic and administrative service fees have been presented in general and administrative fees, except for fees related to technical management services, which have been presented in vessel operating expenses, on the Company’s consolidated statements of income (loss). The Company’s executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company’s long-term incentive plan described in note 15) is set and paid by Teekay or such other subsidiaries. The Company compensates Teekay for time spent by its executive officers on the Company’s management matters through the strategic portion of the management fee.

v.
The Company pays secondment fees for services provided by some employees of Teekay. Secondment fees have been presented in general and administrative expenses, except for fees related to technical management services, which have been presented in vessel operating expenses on the Company's consolidated statements of income (loss).

vi.
In November 2016, the Company's ship-to-ship transfer business signed an operational and maintenance subcontract with Teekay LNG Bahrain Operations L.L.C., an entity wholly-owned by TGP, for the Bahrain LNG Import Terminal. The terminal is owned by Bahrain LNG W.I.L., a joint venture for which Teekay LNG Operating L.L.C., an entity wholly-owned by TGP, has a 30% interest. The sub-contract ended in April 2019.

vii.
The Company receives reimbursements from Teekay, for the provision of technical management services. These reimbursements have been presented in general and administrative expenses on the Company's consolidated statements of income (loss). Commencing October 1, 2018, the Company has elected to receive technical management services for its own vessels from its wholly-owned subsidiaries and no longer subcontracts these services from the Manager.

viii.
The Company recorded service revenues, relating to TTOL's administration of certain revenue sharing agreements and provision of certain commercial services to participants in the arrangements. Commencing October 1, 2018, the Company has elected to receive certain commercial services from its wholly-owned subsidiaries and will no longer subcontract these services from the Manager.

f.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented in the consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. In addition, $7.9 million and $7.6 million were payable to the Manager as at December 31, 2019 and 2018, respectively, for reimbursement of the Manager’s crewing and manning costs to operate the Company’s vessels and such amounts are included in accrued liabilities in the consolidated balance sheets.

g.
The Management Agreement provides for payment to the Manager of a performance fee in certain circumstances. If Gross Cash Available for Distribution for a given fiscal year exceeds $25.60 per share of the Company’s weighted average outstanding common stock (or the Incentive Threshold), the Company is generally required to pay a performance fee equal to 20% of all Gross Cash Available for Distribution for such year in excess of the Incentive Threshold. The Company did not incur any performance fees for the years ended December 31, 2019, 2018 and 2017. Cash Available for Distribution represents net income plus depreciation and amortization, unrealized losses from derivatives, non-cash items and any write-offs or other non-recurring items, less unrealized gains from derivatives and net income attributable to the historical results of vessels acquired by the Company from Teekay, prior to their acquisition by us, for the period when these vessels were owned and operated by Teekay. Gross Cash Available for Distribution represents Cash Available for Distribution without giving effect to any deductions for performance fees and reduced by the amount of any reserves the Company’s Board of Directors may establish during the applicable fiscal period that have not already reduced the Cash Available for Distribution.

h.
Prior to 2019, pursuant to certain RSAs, TTOL provided management services in relation to the RSAs in exchange for a fee consisting of a fixed component based on the period of management and a variable component based on the vessel's monthly earnings. Voyage revenues and voyage expenses of all vessels which operated under these RSAs were shared based on the actual earning days each vessel was available and the relative performance capabilities of each vessel. The pool receivable from affiliates as at December 31, 2019 and 2018 was nil and $56.5 million, respectively.

i.
Pursuant to a service agreement with the Teekay Aframax RSA, from time to time, the Company may hire vessels to perform full service lightering services. During 2019, 2018 and 2017, the Company recognized $8.8 million, $28.4 million and $14.1 million, respectively, related to vessels which were chartered-in from the RSA to assist with full service lightering operations. These amounts have been presented in voyage expenses on the Company's consolidated statements of income (loss).